Deposits	12 Months Ended
Sep. 30, 2025
Deposits [Abstract]
DEPOSITS

Note 7 — DEPOSITS

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Deposit, non-current	516,303	671,353	86,282
	516,303	671,353	86,282

The deposit primarily consists of the rental deposit for its office premises that have been incurred by the Company during the reporting year as of September 30, 2024 and 2025.